Financial Instruments by Category (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of financial assets and financial liabilities
	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss	Subtotal financial assets	Non-financial assets	Total
June 30, 2021		Level 1
Assets as per Statements of Financial Position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)	12,878	-	12,878	2,749	15,627
Investments in financial assets:
- Public companies’ securities	-	326	326	-	326
- Mutual funds	10	20	30	-	30
- Bonds	-	7,759	7,759	-	7,759
Cash and cash equivalents:
- Cash at banks and on hand	500	-	500	-	500
- Short- term investments	-	293	293	-	293
Total	13,388	8,398	21,786	2,749	24,535

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 2
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	1,866	-	1,866	3,431	5,297
Derivative financial instruments
- Swaps of interest rate (ii)	-	58	58	-	58
Borrowings (Note 19)	42,922	-	42,922	-	42,922
Total	44,788	58	44,846	3,431	48,277

Financial assets and financial liabilities as of June 30, 2020 were as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
June 30, 2020		Level 1	Level 2
Assets as per Statements of Financial Position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)	12,090	-	-	12,090	2,317	14,407
Investments in financial assets:
- Public companies’ securities	-	316	-	316	-	316
- Mutual funds	-	93	1,216	1,309	-	1,309
- Bonds	-	7,790	-	7,790	-	7,790
Derivative financial instruments
- Foreign-currency future contracts	-	-	10	10	-	10
Cash and cash equivalents:
- Cash at banks and on hand	4,180	-	-	4,180	-	4,180
- Short- term investments	96	2,673	-	2,769	-	2,769
Total	16,366	10,872	1,226	28,464	2,317	30,781

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
		Level 2
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	1,809	-	1,809	5,400	7,209
Derivative financial instruments
- Foreign-currency future contracts	-	32	32	-	32
- Swaps of interest rate (ii)	-	143	143	-	143
Borrowings (Note 19)	58,697	-	58,697	-	58,697
Total	60,506	175	60,681	5,400	66,081

Schedule of book value of financial instruments recognized
	06.30.21			06.30.20
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	13,769	(891)	12,878	12,747	(657)	12,090
Financial liabilities
Trade and other payables	(2,757)	891	(1,866)	(2,466)	657	(1,809)

Schedule of derivative financial instrument
	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2021
Interest income	790	-	790
Interest expense	(4,850)	-	(4,850)
Interest expense of lease liabilities	(97)	-	(97)
Foreign exchange, net	3,451	-	3,451
Other finance costs	(523)	-	(523)
Loss from repurchase of non-convertible notes	(61)	-	(61)
Fair value gains of financial assets through profit or loss	-	4,467	4,467
Interest generated by operating credits	99	-	99
Loss from derivative financial instruments	-	(416)	(416)
Net loss/ (income)	(1,191)	4,051	2,860

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2020
Interest income	1,155	-	1,155
Interest expense	(4,832)	-	(4,832)
Interest expense of lease liabilities	(81)	-	(81)
Foreign exchange, net	(7,011)	-	(7,011)
Other finance costs	(334)	-	(334)
Gain from repurchase of non-convertible notes	139	-	139
Fair value gains of financial assets through profit or loss	-	186	186
Interest generated by operating credits	244	-	244
Loss from derivative financial instruments	-	(266)	(266)
Net loss	(10,720)	(80)	(10,800)

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2019
Interest income	177	-	177
Interest expense	(4,398)	-	(4,398)
Foreign exchange, net	127	-	127
Other finance costs	(396)	-	(396)
Gain from repurchase of non-convertible notes	10	-	10
Fair value gains of financial assets through profit or loss	-	1,554	1,554
Interest generated by operating credits	354	-	354
Gain from derivative financial instruments	-	836	836
Net loss/ (income)	(4,126)	2,390	(1,736)

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments
Description	Pricing model	Parameters	Fair value hierarchy
Foreign-currency contracts	Present value method -	Underlying asset price (Money market curve); Interest curve	Level 2
	Theoretical price	Foreign exchange curve

Swaps of interest rate	Discounted cash flow	Interest rate futures	Level 2

Investments in financial assets	NAV - Theoretical price	Value is determined based on the company’s shares in equity funds based on its Financial Statements, which are based on fair value, or evaluations of its investment.	Level 1